TAXES ON INCOME (Reconciliation of Income Tax (Benefit) Expense) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
TAXES ON INCOME [Abstract]
Income before taxes as reported in the consolidated statements of operations	$ 9,158		$ 21,698		$ 15,651
Statutory tax rate	26.50%		25.00%		25.00%
Theoretical tax expense on the above amounts at the Israeli statutory tax rate	2,427		5,425		3,913
Approved and Privileged Enterprise benefits	(13,310)	[1]	(11,454)	[1]	(7,839)	[1]
Non-deductible expenses	2,496		197		186
Non-deductible expenses related to stock options	3,336		2,716		1,329
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided	5,648		5,336		3,004
Increase in deferred taxes (for which valuation allowance was created) due to increase in Israeli tax rate			(1,147)
Difference in basis of measurement for tax purposes	842		(570)		11
Taxes with respect to prior years	90		(366)		(508)
Tax adjustment in respect of different tax rates for foreign subsidiaries	(1,529)		(120)		(96)
Others			(17)
Actual taxes on income (taxes benefit)
Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status, basic	$ 0.31		$ 0.40		$ 0.28
Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status, diluted	$ 0.31		$ 0.39		$ 0.27

[1]	Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status.